Nature of Operations (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) MWh	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) MWh	Dec. 31, 2022 USD ($)
Nature of Operations and Organization
Maximum electricity on recycled nuclear fuel and fresh fuel cab be produced | MWh	15		15
History of effective waste recycling capabilities by experimental breeder reactor-ii	30 years		30 years
Cash and cash equivalents	$ 38,018,782		$ 9,867,588	$ 9,653,528
Net loss	(24,022,085)	$ (4,708,973)	(32,172,657)	(10,023,891)
Net cash used in operating activities	(7,287,377)	$ (3,262,366)	(15,997,695)	(9,992,525)
Accumulated deficit	$ (85,515,529)		$ (61,493,444)	$ (29,320,787)
Substantial Doubt about Going Concern, within One Year [true false]			true